Trading Advisors (Details)	5 Months Ended	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended	1 Months Ended	2 Months Ended		5 Months Ended		7 Months Ended		10 Months Ended		6 Months Ended	12 Months Ended	18 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended			5 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				5 Months Ended	6 Months Ended	3 Months Ended	5 Months Ended	8 Months Ended
	May 31, 2012 Aspect [Member]	Dec. 31, 2012 Aspect [Member]	Dec. 31, 2012 Aspect [Member]	Dec. 31, 2012 Blackwater [Member]	May 31, 2011 Campbell [Member]	Dec. 31, 2012 Campbell [Member]	Oct. 31, 2010 Chesapeake [Member]	Dec. 31, 2010 Chesapeake [Member]	Sep. 30, 2010 Chesapeake [Member]	Oct. 31, 2012 Chesapeake [Member]	May 31, 2012 Chesapeake [Member]	Dec. 31, 2012 Chesapeake [Member]	Jul. 31, 2010 Chesapeake [Member]	Oct. 30, 2012 Chesapeake [Member]	Oct. 30, 2012 JWH [Member]	Jun. 30, 2011 Rotella [Member]	Dec. 31, 2012 Rotella [Member]	Jun. 30, 2011 Rotella [Member]	May 31, 2012 Winton [Member]	Dec. 31, 2012 Winton [Member]	Dec. 31, 2012 Winton [Member]	Dec. 31, 2011 Winton [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] C-View [Member]	May 30, 2011 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] DKR [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Cambridge [Member]	Oct. 09, 2012 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Flintlock [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] C-View [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] Altis [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member] SSARIS [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Altis [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] EMC [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Graham [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Rabar [Member]	Jan. 31, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Sunrise Capital [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Aventis [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Blenheim [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] PGR [Member]	Nov. 29, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] Eclipse [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	May 31, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]	Aug. 30, 2011 Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] DKR [Member]
Trading Advisors for Partnership [Line Items]
Trading advisor name			Aspect Capital Limited ("Aspect")	Blackwater Capital Management LLC		Campbell & Company, Inc. ("Campbell")											Rotella Capital Management, Inc. ("Rotella")				Winton Capital Management Limited ("Winton")		C-View International Limited ("C-View")		Krom	Cambridge		C-View International Limited	Altis Partners (Jersey) Limited ("Altis")	SSARIS Advisors, LLC ("SSARIS"	Altis Partners (Jersey) Limited		EMC Capital Management, Inc. ("EMC")	Graham Capital Management, L.P. ("Graham")		Northfield Trading L.P. ("Northfield")		Rabar Market Research, Inc. ("Rabar")		Sunrise Capital Management, Inc. ("Sunrise Capital")	Aventis Asset Management LLC	Blenheim Capital Management, L.L.C. ("Blenheim")	PGR Capital L.P.
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.1667%	0.125%	0.125%	0.1042%	0.25%	0.1667%					0.1667%	0.0833%		0.1667%	0.1667%	0.1667%	0.0833%	0.1667%	0.1667%	0.125%	0.125%	0.1667%	0.1667%		0.1667%	0.125%	0.125%	0.1667%	0.1042%	0.1042%	0.1042%	0.2083%	0.1667%	0.1667%	0.25%	0.1667%	0.2083%	0.1667%	0.25%	0.1667%	0.125%	0.25%	0.0833%	0.1667%	0.25%	0.1458%	0.1667%
Management fee, annual basis (in hundredths)	2.00%	1.50%	1.50%	1.25%	3.00%	2.00%	1.50%	2.00%	1.00%		2.00%	1.00%	2.00%	2.00%	2.00%	2.00%	1.00%	2.00%	2.00%	1.50%	1.50%	2.00%	2.00%		2.00%	1.50%	1.50%	2.00%	1.25%	1.25%	1.25%	2.50%	2.00%	2.00%	3.00%	2.00%	2.50%	2.00%	3.00%	2.00%	1.50%	3.00%	1.00%	2.00%	3.00%	1.75%	2.00%
Temporarily reduced management fee, annual basis (in hundredths)									1.00%	1.00%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)			20.00%	20.00%		20.00%								19.00%	20.00%		20.00%				20.00%		20.00%	20.00%	20.00%	15.00%	20.00%	20.00%	20.00%	15.00%	20.00%	17.50%	20.00%	20.00%	15.00%	20.00%	17.50%	20.00%	15.00%	20.00%	20.00%	15.00%	20.00%	20.00%	15.00%			20.00%